Business Segments Information (Business Segments Financial Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Net sales	$ 6,812	$ 6,344	$ 5,960	$ 5,553	$ 6,700	$ 6,484	$ 5,919	$ 5,309	$ 24,669	$ 24,412	$ 24,222
Depreciation and amortization expense									819	823	867
Capital Expenditures									678	665	647
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales									722	717	715
Intersegment Eliminations [Member] | Process Management [Member]
Segment Reporting Information [Line Items]
Net sales									6	13	7
Intersegment Eliminations [Member] | Industrial Automation [Member]
Segment Reporting Information [Line Items]
Net sales									631	619	640
Intersegment Eliminations [Member] | Network Power [Member]
Segment Reporting Information [Line Items]
Net sales									39	38	24
Intersegment Eliminations [Member] | Climate Technologies [Member]
Segment Reporting Information [Line Items]
Net sales									44	45	42
Intersegment Eliminations [Member] | Commercial & Residential Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									2	2	2
Operating Segments [Member] | Process Management [Member]
Segment Reporting Information [Line Items]
Net sales									8,610	7,899	7,000
Depreciation and amortization expense									201	198	198
Capital Expenditures									276	228	194
Operating Segments [Member] | Industrial Automation [Member]
Segment Reporting Information [Line Items]
Net sales									4,885	5,188	5,294
Depreciation and amortization expense									145	138	148
Capital Expenditures									124	134	138
Operating Segments [Member] | Network Power [Member]
Segment Reporting Information [Line Items]
Net sales									6,155	6,399	6,811
Depreciation and amortization expense									238	256	286
Capital Expenditures									88	101	99
Operating Segments [Member] | Climate Technologies [Member]
Segment Reporting Information [Line Items]
Net sales									3,876	3,766	3,995
Depreciation and amortization expense									130	133	138
Capital Expenditures									100	106	120
Operating Segments [Member] | Commercial & Residential Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									1,865	1,877	1,837
Depreciation and amortization expense									53	53	57
Capital Expenditures									40	46	35
Corporate, Non-Segment [Member] | Corporate And Other [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization expense									52	45	40
Capital Expenditures									$ 50	$ 50	$ 61